Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 3, 2017 to

PROSPECTUS DATED MARCH 1, 2017

U.S. STRATEGIC EQUITY FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Strategic Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares and Dividend and Interest Expenses on Short Sales of 0.05%)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.74%	0.25%	0.33%	1.32%	(0.25)%	1.07%
Class A1 Shares	0.74%	0.25%	0.33%	1.32%	(0.25)%	1.07%
Class A2 Shares	0.74%	0.25%	0.33%	1.32%	(0.25)%	1.07%
Class A3 Shares	0.74%	0.25%	0.33%	1.32%	(0.25)%	1.07%
Class C Shares	0.74%	0.75%	0.58%	2.07%	(0.25)%	1.82%
Class C1 Shares	0.74%	1.00%	0.33%	2.07%	(0.25)%	1.82%
Class E Shares	0.74%	None	0.58%	1.32%	(0.25)%	1.07%
Class R6 Shares	0.74%	None	0.18%	0.92%	(0.25)%	0.67%
Class S Shares	0.74%	None	0.33%	1.07%	(0.25)%	0.82%
Class T Shares	0.74%	None	0.33%	1.07%	(0.35)%	0.72%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent such direct Fund-level expenses exceed 0.59% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.02% of its transfer agency fees for Class A, A1, A2, A3, C, C1, E, R6 and S shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.12% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$678	$947	$1,237	$2,058
Class A1 Shares	$357	$635	$935	$1,784
Class A2 Shares	$456	$731	$1,027	$1,869
Class A3 Shares	$406	$683	$981	$1,826
Class C Shares	$185	$626	$1,093	$2,385
Class C1 Shares	$285	$626	$1,093	$2,385
Class E Shares	$110	$395	$702	$1,574
Class R6 Shares	$69	$270	$487	$1,114
Class S Shares	$84	$317	$568	$1,289
Class T Shares	$74	$307	$559	$1,280

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$185	$626	$1,093	$2,385

U.S. SMALL CAP EQUITY FUND RISK/RETURN SUMMARY:

(i)	The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Small Cap Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.70%	0.25%	0.30%	1.25%	(0.00)%	1.25%
Class A1 Shares	0.70%	0.25%	0.30%	1.25%	(0.00)%	1.25%
Class A2 Shares	0.70%	0.25%	0.30%	1.25%	(0.00)%	1.25%
Class A3 Shares	0.70%	0.25%	0.30%	1.25%	(0.00)%	1.25%
Class C Shares	0.70%	0.75%	0.55%	2.00%	(0.00)%	2.00%
Class C1 Shares	0.70%	1.00%	0.30%	2.00%	(0.00)%	2.00%
Class E Shares	0.70%	None	0.55%	1.25%	(0.00)%	1.25%
Class I Shares	0.70%	None	0.30%	1.00%	(0.04)%	0.96%
Class R6 Shares	0.70%	None	0.15%	0.85%	(0.02)%	0.83%
Class S Shares	0.70%	None	0.30%	1.00%	(0.04)%	0.96%
Class T Shares	0.70%	None	0.30%	1.00%	(0.14)%	0.86%
Class Y Shares	0.70%	None	0.10%	0.80%	(0.00)%	0.80%

#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.14% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$695	$948	$1,221	$1,997
Class A1 Shares	$374	$636	$918	$1,721
Class A2 Shares	$473	$732	$1,011	$1,806
Class A3 Shares	$423	$684	$964	$1,763
Class C Shares	$203	$627	$1,076	$2,325
Class C1 Shares	$303	$627	$1,076	$2,325
Class E Shares	$127	$396	$685	$1,509
Class I Shares	$98	$314	$547	$1,218
Class R6 Shares	$84	$268	$468	$1,044
Class S Shares	$98	$314	$547	$1,218
Class T Shares	$88	$304	$538	$1,209
Class Y Shares	$81	$255	$443	$987

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$203	$627	$1,076	$2,325

INTERNATIONAL DEVELOPED MARKETS FUND RISK/RETURN SUMMARY:

(i)	The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the International Developed Markets Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.70%	0.25%	0.31%	1.26%	(0.00)%	1.26%
Class A1 Shares	0.70%	0.25%	0.31%	1.26%	(0.00)%	1.26%
Class A2 Shares	0.70%	0.25%	0.31%	1.26%	(0.00)%	1.26%
Class A3 Shares	0.70%	0.25%	0.31%	1.26%	(0.00)%	1.26%
Class C Shares	0.70%	0.75%	0.56%	2.01%	(0.00)%	2.01%
Class C1 Shares	0.70%	1.00%	0.31%	2.01%	(0.00)%	2.01%
Class E Shares	0.70%	None	0.56%	1.26%	(0.00)%	1.26%
Class I Shares	0.70%	None	0.31%	1.01%	(0.04)%	0.97%
Class R6 Shares	0.70%	None	0.16%	0.86%	(0.02)%	0.84%
Class S Shares	0.70%	None	0.31%	1.01%	(0.04)%	0.97%
Class T Shares	0.70%	None	0.31%	1.01%	(0.14)%	0.87%
Class Y Shares	0.70%	None	0.11%	0.81%	(0.00)%	0.81%

#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.14% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$696	$951	$1,226	$2,009
Class A1 Shares	$375	$639	$924	$1,734
Class A2 Shares	$474	$735	$1,017	$1,819
Class A3 Shares	$424	$687	$970	$1,776
Class C Shares	$204	$630	$1,083	$2,337
Class C1 Shares	$304	$630	$1,083	$2,337
Class E Shares	$128	$399	$691	$1,522
Class I Shares	$99	$317	$554	$1,232
Class R6 Shares	$86	$272	$474	$1,058
Class S Shares	$99	$317	$554	$1,232
Class T Shares	$89	$307	$544	$1,223
Class Y Shares	$83	$258	$449	$1,001

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$204	$630	$1,083	$2,337

EMERGING MARKETS FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Emerging Markets Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	1.15%	0.25%	0.38%	1.78%	(0.06)%	1.72%
Class A1 Shares	1.15%	0.25%	0.38%	1.78%	(0.06)%	1.72%
Class A2 Shares	1.15%	0.25%	0.38%	1.78%	(0.06)%	1.72%
Class A3 Shares	1.15%	0.25%	0.38%	1.78%	(0.06)%	1.72%
Class C Shares	1.15%	0.75%	0.63%	2.53%	(0.06)%	2.47%
Class C1 Shares	1.15%	1.00%	0.38%	2.53%	(0.06)%	2.47%
Class E Shares	1.15%	None	0.63%	1.78%	(0.06)%	1.72%
Class R6 Shares	1.15%	None	0.23%	1.38%	(0.06)%	1.32%
Class S Shares	1.15%	None	0.38%	1.53%	(0.06)%	1.47%
Class T Shares	1.15%	None	0.38%	1.53%	(0.16)%	1.37%
Class Y Shares	1.15%	None	0.18%	1.33%	(0.04)%	1.29%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 1.109%. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.02% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E, Class R6 and Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.12% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to adjust for waivers that were implemented during the fiscal year ended October 31, 2016 but did not reflect a full year of waiver.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$740	$1,099	$1,481	$2,549
Class A1 Shares	$421	$792	$1,187	$2,292
Class A2 Shares	$519	$886	$1,278	$2,371
Class A3 Shares	$470	$839	$1,233	$2,332
Class C Shares	$251	$783	$1,342	$2,866
Class C1 Shares	$351	$783	$1,342	$2,866
Class E Shares	$175	$556	$961	$2,095
Class R6 Shares	$135	$433	$752	$1,658
Class S Shares	$150	$479	$831	$1,824
Class T Shares	$140	$469	$822	$1,815
Class Y Shares	$132	$419	$727	$1,603

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$251	$783	$1,342	$2,866

TAX-MANAGED U.S. MID & SMALL CAP FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Tax-Managed U.S. Mid & Small Cap Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.98%	0.25%	0.32%	1.55%	(0.02)%	1.53%
Class A1 Shares	0.98%	0.25%	0.32%	1.55%	(0.02)%	1.53%
Class A2 Shares	0.98%	0.25%	0.32%	1.55%	(0.02)%	1.53%
Class A3 Shares	0.98%	0.25%	0.32%	1.55%	(0.02)%	1.53%
Class C Shares	0.98%	0.75%	0.57%	2.30%	(0.05)%	2.25%
Class C1 Shares	0.98%	1.00%	0.32%	2.30%	(0.05)%	2.25%
Class E Shares	0.98%	None	0.57%	1.55%	(0.05)%	1.50%
Class S Shares	0.98%	None	0.32%	1.30%	(0.05)%	1.25%
Class T Shares	0.98%	None	0.32%	1.30%	(0.15)%	1.15%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of it advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.05% of its transfer agency fees for Class C, Class C1, Class E and Class S Shares, and 0.02% of its transfer agency fees for Class A, Class A1, Class A2, Class A3 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.15% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$722	$1,036	$1,372	$2,318
Class A1 Shares	$402	$727	$1,074	$2,053
Class A2 Shares	$501	$822	$1,166	$2,134
Class A3 Shares	$451	$774	$1,120	$2,093
Class C Shares	$229	$715	$1,228	$2,637
Class C1 Shares	$329	$715	$1,228	$2,637
Class E Shares	$153	$486	$842	$1,846
Class S Shares	$128	$409	$711	$1,569
Class T Shares	$118	$399	$701	$1,560

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$229	$715	$1,228	$2,637

GLOBAL OPPORTUNISTIC CREDIT FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Global Opportunistic Credit Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	1.00%	0.25%	0.33%	1.58%	(0.44)%	1.14%
Class A1 Shares	1.00%	0.25%	0.33%	1.58%	(0.44)%	1.14%
Class A2 Shares	1.00%	0.25%	0.33%	1.58%	(0.44)%	1.14%
Class A3 Shares	1.00%	0.25%	0.33%	1.58%	(0.44)%	1.14%
Class C Shares	1.00%	0.75%	0.58%	2.33%	(0.44)%	1.89%
Class C1 Shares	1.00%	1.00%	0.33%	2.33%	(0.44)%	1.89%
Class E Shares	1.00%	None	0.58%	1.58%	(0.44)%	1.14%
Class R6 Shares	1.00%	None	0.18%	1.18%	(0.34)%	0.84%
Class S Shares	1.00%	None	0.33%	1.33%	(0.44)%	0.89%
Class T Shares	1.00%	None	0.33%	1.33%	(0.49)%	0.84%
Class Y Shares	1.00%	None	0.13%	1.13%	(0.32)%	0.81%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.676%. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.12% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E and Class S Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.17% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$487	$813	$1,163	$2,146
Class A1 Shares	$363	$694	$1,048	$2,044
Class A2 Shares	$462	$790	$1,140	$2,126
Class A3 Shares	$413	$742	$1,094	$2,085
Class C Shares	$192	$685	$1,205	$2,631
Class C1 Shares	$292	$685	$1,205	$2,631
Class E Shares	$116	$455	$818	$1,840
Class R6 Shares	$86	$341	$616	$1,401
Class S Shares	$91	$378	$686	$1,562
Class T Shares	$86	$373	$681	$1,558
Class Y Shares	$83	$327	$591	$1,345

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$192	$685	$1,205	$2,631

STRATEGIC BOND FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Strategic Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.49%	0.25%	0.29%	1.03%	(0.06)%	0.97%
Class A1 Shares	0.49%	0.25%	0.29%	1.03%	(0.06)%	0.97%
Class A2 Shares	0.49%	0.25%	0.29%	1.03%	(0.06)%	0.97%
Class A3 Shares	0.49%	0.25%	0.29%	1.03%	(0.06)%	0.97%
Class C Shares	0.49%	0.75%	0.54%	1.78%	(0.06)%	1.72%
Class C1 Shares	0.49%	1.00%	0.29%	1.78%	(0.06)%	1.72%
Class E Shares	0.49%	None	0.54%	1.03%	(0.06)%	0.97%
Class I Shares	0.49%	None	0.29%	0.78%	(0.08)%	0.70%
Class R6 Shares	0.49%	None	0.14%	0.63%	(0.04)%	0.59%
Class S Shares	0.49%	None	0.29%	0.78%	(0.08)%	0.70%
Class T Shares	0.49%	None	0.29%	0.78%	(0.18)%	0.60%
Class Y Shares	0.49%	None	0.09%	0.58%	(0.02)%	0.56%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.466%. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.06% of its transfer agency fees for Class S and Class I Shares, 0.04% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1 and Class E Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.16% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$470	$684	$915	$1,579
Class A1 Shares	$346	$563	$797	$1,470
Class A2 Shares	$445	$660	$892	$1,557
Class A3 Shares	$396	$611	$845	$1,513
Class C Shares	$175	$554	$957	$2,087
Class C1 Shares	$275	$554	$957	$2,087
Class E Shares	$99	$321	$561	$1,251
Class I Shares	$71	$240	$424	$955
Class R6 Shares	$60	$197	$346	$779
Class S Shares	$71	$240	$424	$955
Class T Shares	$61	$230	$414	$946
Class Y Shares	$57	$183	$320	$721

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$175	$554	$977	$2,087

INVESTMENT GRADE BOND FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Investment Grade Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.25%	0.25%	0.32%	0.82%	(0.00)%	0.82%
Class A1 Shares	0.25%	0.25%	0.32%	0.82%	(0.00)%	0.82%
Class A2 Shares	0.25%	0.25%	0.32%	0.82%	(0.00)%	0.82%
Class A3 Shares	0.25%	0.25%	0.32%	0.82%	(0.00)%	0.82%
Class C Shares	0.25%	0.75%	0.57%	1.57%	(0.00)%	1.57%
Class C1 Shares	0.25%	1.00%	0.32%	1.57%	(0.00)%	1.57%
Class E Shares	0.25%	None	0.57%	0.82%	(0.00)%	0.82%
Class I Shares	0.25%	None	0.32%	0.57%	(0.04)%	0.53%
Class R6 Shares	0.25%	None	0.17%	0.42%	(0.02)%	0.40%
Class S Shares	0.25%	None	0.32%	0.57%	(0.04)%	0.53%
Class T Shares	0.25%	None	0.32%	0.57%	(0.14)%	0.43%
Class Y Shares	0.25%	None	0.12%	0.37%	(0.00)%	0.37%

#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.14% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$455	$626	$811	$1,346
Class A1 Shares	$331	$504	$692	$1,234
Class A2 Shares	$430	$601	$787	$1,324
Class A3 Shares	$381	$553	$739	$1,279
Class C Shares	$159	$495	$853	$1,863
Class C1 Shares	$259	$495	$853	$1,863
Class E Shares	$83	$261	$453	$1,009
Class I Shares	$54	$177	$312	$705
Class R6 Shares	$41	$132	$231	$523
Class S Shares	$54	$177	$312	$705
Class T Shares	$44	$167	$302	$696
Class Y Shares	$37	$118	$206	$463

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$159	$495	$853	$1,863

SHORT DURATION BOND FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Short Duration Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.45%	0.25%	0.32%	1.02%	(0.20)%	0.82%
Class A1 Shares	0.45%	0.25%	0.32%	1.02%	(0.20)%	0.82%
Class A2 Shares	0.45%	0.25%	0.32%	1.02%	(0.20)%	0.82%
Class A3 Shares	0.45%	0.25%	0.32%	1.02%	(0.20)%	0.82%
Class C Shares	0.45%	0.75%	0.57%	1.77%	(0.20)%	1.57%
Class C1 Shares	0.45%	1.00%	0.32%	1.77%	(0.20)%	1.57%
Class E Shares	0.45%	None	0.57%	1.02%	(0.20)%	0.82%
Class R6 Shares	0.45%	None	0.17%	0.62%	(0.10)%	0.52%
Class S Shares	0.45%	None	0.32%	0.77%	(0.20)%	0.57%
Class T Shares	0.45%	None	0.32%	0.77%	(0.25)%	0.52%
Class Y Shares	0.45%	None	0.12%	0.57%	(0.08)%	0.49%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.368%. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.12% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E and Class S Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.17% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$456	$668	$898	$1,559
Class A1 Shares	$332	$547	$780	$1,449
Class A2 Shares	$431	$644	$875	$1,537
Class A3 Shares	$381	$596	$828	$1,493
Class C Shares	$160	$538	$941	$2,068
Class C1 Shares	$260	$538	$941	$2,068
Class E Shares	$84	$305	$544	$1,230
Class R6 Shares	$53	$189	$336	$765
Class S Shares	$58	$226	$408	$936
Class T Shares	$53	$221	$403	$931
Class Y Shares	$50	$175	$310	$706

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$160	$538	$941	$2,068

TAX-EXEMPT BOND FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Tax-Exempt Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class A1 Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class A2 Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class A3 Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class C Shares	0.30%	0.75%	0.53%	1.58%	(0.06)%	1.52%
Class C1 Shares	0.30%	1.00%	0.28%	1.58%	(0.06)%	1.52%
Class E Shares	0.30%	None	0.53%	0.83%	(0.06)%	0.77%
Class S Shares	0.30%	None	0.28%	0.58%	(0.06)%	0.52%
Class T Shares	0.30%	None	0.28%	0.58%	(0.16)%	0.42%

#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.06% of its transfer agency fees for Class C, Class C1, Class E and Class S Shares, and 0.02% of its transfer agency fees for Class A, Class A1, Class A2 and Class A3 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.16% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$454	$627	$815	$1,358
Class A1 Shares	$330	$506	$696	$1,246
Class A2 Shares	$430	$603	$791	$1,335
Class A3 Shares	$380	$554	$744	$1,291
Class C Shares	$154	$492	$854	$1,871
Class C1 Shares	$254	$492	$854	$1,871
Class E Shares	$78	$258	$454	$1,017
Class S Shares	$53	$179	$317	$718
Class T Shares	$43	$169	$307	$708

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$154	$492	$854	$1,871

COMMODITY STRATEGIES FUND RISK/RETURN SUMMARY:

(i)	The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Commodity Strategies Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	1.25%	0.25%	0.32%	0.32%	2.14%	(0.70)%	1.44%
Class A1 Shares	1.25%	0.25%	0.32%	0.32%	2.14%	(0.70)%	1.44%
Class A2 Shares	1.25%	0.25%	0.32%	0.32%	2.14%	(0.70)%	1.44%
Class A3 Shares	1.25%	0.25%	0.32%	0.32%	2.14%	(0.70)%	1.44%
Class C Shares	1.25%	0.75%	0.57%	0.32%	2.89%	(0.70)%	2.19%
Class C1 Shares	1.25%	1.00%	0.32%	0.32%	2.89%	(0.70)%	2.19%
Class E Shares	1.25%	None	0.57%	0.32%	2.14%	(0.70)%	1.44%
Class R6 Shares	1.25%	None	0.17%	0.32%	1.74%	(0.71)%	1.03%
Class S Shares	1.25%	None	0.32%	0.32%	1.89%	(0.70)%	1.19%
Class T Shares	1.25%	None	0.32%	0.32%	1.89%	(0.80)%	1.09%
Class Y Shares	1.25%	None	0.12%	0.32%	1.69%	(0.69)%	1.00%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.8025%. This waiver may not be terminated during the relevant period except with Board approval.

A wholly-owned subsidiary of the Fund (the “Subsidiary”), organized as a company under the laws of the Cayman Islands, pays RIM an advisory fee and pays Russell Investments Fund Services, LLC (“RIFUS”) an administrative fee at the annual rates of up to 1.25% and 0.05%, respectively, of the Subsidiary’s net assets (collectively, the “Subsidiary Fees”). Pursuant to a contractual agreement with the Fund, RIM and RIFUS have agreed to permanently waive the portion of the advisory fees and the administrative fees paid by the Fund to RIM and RIFUS, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIM and RIFUS, if any. This waiver may not be terminated by RIM or RIFUS.

Until February 28, 2018, RIFUS has contractually agreed to waive 0.02% of its transfer agency fees for Class R6 Shares, and 0.01% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E and Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.11% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Acquired Fund Fees and Expenses” does not include direct costs associated with any over-the-counter derivatives that the Subsidiary invests in. Costs associated with such derivative instruments include any fee paid to the Subsidiary’s counterparty, which may include management fees and performance-based incentive fees, or any other fees and expenses associated with the investment in such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund.

“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund, including the Subsidiary and the U.S. Cash Management Fund, in which the Fund invests. The Fund’s proportionate share of these operating expenses is reflected under “Acquired Fund Fees and Expenses.”

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements and permanent fee waivers. The calculation of costs for the remaining periods takes such contractual fee waivers and/or reimbursements into account only for the first year of the periods and such permanent fee waivers for all periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$713	$1,143	$1,598	$2,855
Class A1 Shares	$393	$838	$1,309	$2,609
Class A2 Shares	$492	$932	$1,398	$2,684
Class A3 Shares	$442	$885	$1,353	$2,646
Class C Shares	$222	$829	$1,462	$3,166
Class C1 Shares	$322	$829	$1,462	$3,166
Class E Shares	$147	$603	$1,086	$2,419
Class R6 Shares	$105	$479	$878	$1,995
Class S Shares	$121	$526	$957	$2,156
Class T Shares	$111	$517	$948	$2,148
Class Y Shares	$102	$466	$854	$1,942

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$222	$829	$1,462	$3,166

GLOBAL INFRASTRUCTURE FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Global Infrastructure Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	1.25%	0.25%	0.33%	1.83%	(0.37)%	1.46%
Class A1 Shares	1.25%	0.25%	0.33%	1.83%	(0.37)%	1.46%
Class A2 Shares	1.25%	0.25%	0.33%	1.83%	(0.37)%	1.46%
Class A3 Shares	1.25%	0.25%	0.33%	1.83%	(0.37)%	1.46%
Class C Shares	1.25%	0.75%	0.58%	2.58%	(0.37)%	2.21%
Class C1 Shares	1.25%	1.00%	0.33%	2.58%	(0.37)%	2.21%
Class E Shares	1.25%	None	0.58%	1.83%	(0.37)%	1.46%
Class R6 Shares	1.25%	None	0.18%	1.43%	(0.37)%	1.06%
Class S Shares	1.25%	None	0.33%	1.58%	(0.37)%	1.21%
Class T Shares	1.25%	None	0.33%	1.58%	(0.47)%	1.11%
Class Y Shares	1.25%	None	0.13%	1.38%	(0.35)%	1.03%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.90%. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.02% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E, Class R6 and Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.12% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$715	$1,085	$1,478	$2,574
Class A1 Shares	$395	$777	$1,184	$2,318
Class A2 Shares	$494	$872	$1,274	$2,397
Class A3 Shares	$444	$824	$1,229	$2,358
Class C Shares	$224	$768	$1,339	$2,891
Class C1 Shares	$324	$768	$1,339	$2,891
Class E Shares	$149	$541	$958	$2,121
Class R6 Shares	$108	$417	$748	$1,685
Class S Shares	$124	$464	$827	$1,851
Class T Shares	$114	$454	$818	$1,842
Class Y Shares	$105	$404	$724	$1,631

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$224	$768	$1,339	$2,891

U.S. Strategic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 3, 2017 to

PROSPECTUS DATED MARCH 1, 2017

U.S. STRATEGIC EQUITY FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Strategic Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares and Dividend and Interest Expenses on Short Sales of 0.05%)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.74%	0.25%	0.33%	1.32%	(0.25)%	1.07%
Class A1 Shares	0.74%	0.25%	0.33%	1.32%	(0.25)%	1.07%
Class A2 Shares	0.74%	0.25%	0.33%	1.32%	(0.25)%	1.07%
Class A3 Shares	0.74%	0.25%	0.33%	1.32%	(0.25)%	1.07%
Class C Shares	0.74%	0.75%	0.58%	2.07%	(0.25)%	1.82%
Class C1 Shares	0.74%	1.00%	0.33%	2.07%	(0.25)%	1.82%
Class E Shares	0.74%	None	0.58%	1.32%	(0.25)%	1.07%
Class R6 Shares	0.74%	None	0.18%	0.92%	(0.25)%	0.67%
Class S Shares	0.74%	None	0.33%	1.07%	(0.25)%	0.82%
Class T Shares	0.74%	None	0.33%	1.07%	(0.35)%	0.72%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent such direct Fund-level expenses exceed 0.59% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.02% of its transfer agency fees for Class A, A1, A2, A3, C, C1, E, R6 and S shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.12% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$678	$947	$1,237	$2,058
Class A1 Shares	$357	$635	$935	$1,784
Class A2 Shares	$456	$731	$1,027	$1,869
Class A3 Shares	$406	$683	$981	$1,826
Class C Shares	$185	$626	$1,093	$2,385
Class C1 Shares	$285	$626	$1,093	$2,385
Class E Shares	$110	$395	$702	$1,574
Class R6 Shares	$69	$270	$487	$1,114
Class S Shares	$84	$317	$568	$1,289
Class T Shares	$74	$307	$559	$1,280

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$185	$626	$1,093	$2,385

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018 February 28, 2019
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the Share Class listed below, you would pay the following if you did not redeem your Shares:
U.S. Strategic Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.74%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.07%	[1]
1 Year	rr_ExpenseExampleYear01	$ 678
3 Years	rr_ExpenseExampleYear03	947
5 Years	rr_ExpenseExampleYear05	1,237
10 Years	rr_ExpenseExampleYear10	$ 2,058
U.S. Strategic Equity Fund | Class A1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.74%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.07%	[1]
1 Year	rr_ExpenseExampleYear01	$ 357
3 Years	rr_ExpenseExampleYear03	635
5 Years	rr_ExpenseExampleYear05	935
10 Years	rr_ExpenseExampleYear10	$ 1,784
U.S. Strategic Equity Fund | Class A2 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.74%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.07%	[1]
1 Year	rr_ExpenseExampleYear01	$ 456
3 Years	rr_ExpenseExampleYear03	731
5 Years	rr_ExpenseExampleYear05	1,027
10 Years	rr_ExpenseExampleYear10	$ 1,869
U.S. Strategic Equity Fund | Class A3 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.74%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.07%	[1]
1 Year	rr_ExpenseExampleYear01	$ 406
3 Years	rr_ExpenseExampleYear03	683
5 Years	rr_ExpenseExampleYear05	981
10 Years	rr_ExpenseExampleYear10	$ 1,826
U.S. Strategic Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.74%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.82%	[1]
1 Year	rr_ExpenseExampleYear01	$ 185
3 Years	rr_ExpenseExampleYear03	626
5 Years	rr_ExpenseExampleYear05	1,093
10 Years	rr_ExpenseExampleYear10	$ 2,385
U.S. Strategic Equity Fund | Class C1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.74%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.82%	[1]
1 Year	rr_ExpenseExampleYear01	$ 285
3 Years	rr_ExpenseExampleYear03	626
5 Years	rr_ExpenseExampleYear05	1,093
10 Years	rr_ExpenseExampleYear10	2,385
1 Year	rr_ExpenseExampleNoRedemptionYear01	185
3 Years	rr_ExpenseExampleNoRedemptionYear03	626
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,385
U.S. Strategic Equity Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.74%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.07%	[1]
1 Year	rr_ExpenseExampleYear01	$ 110
3 Years	rr_ExpenseExampleYear03	395
5 Years	rr_ExpenseExampleYear05	702
10 Years	rr_ExpenseExampleYear10	$ 1,574
U.S. Strategic Equity Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.74%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.67%	[1]
1 Year	rr_ExpenseExampleYear01	$ 69
3 Years	rr_ExpenseExampleYear03	270
5 Years	rr_ExpenseExampleYear05	487
10 Years	rr_ExpenseExampleYear10	$ 1,114
U.S. Strategic Equity Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.74%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%	[1]
1 Year	rr_ExpenseExampleYear01	$ 84
3 Years	rr_ExpenseExampleYear03	317
5 Years	rr_ExpenseExampleYear05	568
10 Years	rr_ExpenseExampleYear10	$ 1,289
U.S. Strategic Equity Fund | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.74%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.72%	[1]
1 Year	rr_ExpenseExampleYear01	$ 74
3 Years	rr_ExpenseExampleYear03	307
5 Years	rr_ExpenseExampleYear05	559
10 Years	rr_ExpenseExampleYear10	$ 1,280
U.S. Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 3, 2017 to

PROSPECTUS DATED MARCH 1, 2017

U.S. SMALL CAP EQUITY FUND RISK/RETURN SUMMARY:

(i)	The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Small Cap Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.70%	0.25%	0.30%	1.25%	(0.00)%	1.25%
Class A1 Shares	0.70%	0.25%	0.30%	1.25%	(0.00)%	1.25%
Class A2 Shares	0.70%	0.25%	0.30%	1.25%	(0.00)%	1.25%
Class A3 Shares	0.70%	0.25%	0.30%	1.25%	(0.00)%	1.25%
Class C Shares	0.70%	0.75%	0.55%	2.00%	(0.00)%	2.00%
Class C1 Shares	0.70%	1.00%	0.30%	2.00%	(0.00)%	2.00%
Class E Shares	0.70%	None	0.55%	1.25%	(0.00)%	1.25%
Class I Shares	0.70%	None	0.30%	1.00%	(0.04)%	0.96%
Class R6 Shares	0.70%	None	0.15%	0.85%	(0.02)%	0.83%
Class S Shares	0.70%	None	0.30%	1.00%	(0.04)%	0.96%
Class T Shares	0.70%	None	0.30%	1.00%	(0.14)%	0.86%
Class Y Shares	0.70%	None	0.10%	0.80%	(0.00)%	0.80%

#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.14% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$695	$948	$1,221	$1,997
Class A1 Shares	$374	$636	$918	$1,721
Class A2 Shares	$473	$732	$1,011	$1,806
Class A3 Shares	$423	$684	$964	$1,763
Class C Shares	$203	$627	$1,076	$2,325
Class C1 Shares	$303	$627	$1,076	$2,325
Class E Shares	$127	$396	$685	$1,509
Class I Shares	$98	$314	$547	$1,218
Class R6 Shares	$84	$268	$468	$1,044
Class S Shares	$98	$314	$547	$1,218
Class T Shares	$88	$304	$538	$1,209
Class Y Shares	$81	$255	$443	$987

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$203	$627	$1,076	$2,325

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018 February 28, 2019
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the Share Class listed below, you would pay the following if you did not redeem your Shares:
U.S. Small Cap Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[4]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%	[4]
1 Year	rr_ExpenseExampleYear01	$ 695
3 Years	rr_ExpenseExampleYear03	948
5 Years	rr_ExpenseExampleYear05	1,221
10 Years	rr_ExpenseExampleYear10	$ 1,997
U.S. Small Cap Equity Fund | Class A1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[4]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%	[4]
1 Year	rr_ExpenseExampleYear01	$ 374
3 Years	rr_ExpenseExampleYear03	636
5 Years	rr_ExpenseExampleYear05	918
10 Years	rr_ExpenseExampleYear10	$ 1,721
U.S. Small Cap Equity Fund | Class A2 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[4]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%	[4]
1 Year	rr_ExpenseExampleYear01	$ 473
3 Years	rr_ExpenseExampleYear03	732
5 Years	rr_ExpenseExampleYear05	1,011
10 Years	rr_ExpenseExampleYear10	$ 1,806
U.S. Small Cap Equity Fund | Class A3 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[4]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%	[4]
1 Year	rr_ExpenseExampleYear01	$ 423
3 Years	rr_ExpenseExampleYear03	684
5 Years	rr_ExpenseExampleYear05	964
10 Years	rr_ExpenseExampleYear10	$ 1,763
U.S. Small Cap Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%	[4]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.00%	[4]
1 Year	rr_ExpenseExampleYear01	$ 203
3 Years	rr_ExpenseExampleYear03	627
5 Years	rr_ExpenseExampleYear05	1,076
10 Years	rr_ExpenseExampleYear10	$ 2,325
U.S. Small Cap Equity Fund | Class C1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%	[4]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.00%	[4]
1 Year	rr_ExpenseExampleYear01	$ 303
3 Years	rr_ExpenseExampleYear03	627
5 Years	rr_ExpenseExampleYear05	1,076
10 Years	rr_ExpenseExampleYear10	2,325
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	627
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,076
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,325
U.S. Small Cap Equity Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[4]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%	[4]
1 Year	rr_ExpenseExampleYear01	$ 127
3 Years	rr_ExpenseExampleYear03	396
5 Years	rr_ExpenseExampleYear05	685
10 Years	rr_ExpenseExampleYear10	$ 1,509
U.S. Small Cap Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[4]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.96%	[4]
1 Year	rr_ExpenseExampleYear01	$ 98
3 Years	rr_ExpenseExampleYear03	314
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	$ 1,218
U.S. Small Cap Equity Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[4]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.83%	[4]
1 Year	rr_ExpenseExampleYear01	$ 84
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	468
10 Years	rr_ExpenseExampleYear10	$ 1,044
U.S. Small Cap Equity Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[4]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.96%	[4]
1 Year	rr_ExpenseExampleYear01	$ 98
3 Years	rr_ExpenseExampleYear03	314
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	$ 1,218
U.S. Small Cap Equity Fund | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[4]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.86%	[4]
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	304
5 Years	rr_ExpenseExampleYear05	538
10 Years	rr_ExpenseExampleYear10	$ 1,209
U.S. Small Cap Equity Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[4]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.80%	[4]
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	443
10 Years	rr_ExpenseExampleYear10	$ 987
International Developed Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 3, 2017 to

PROSPECTUS DATED MARCH 1, 2017

INTERNATIONAL DEVELOPED MARKETS FUND RISK/RETURN SUMMARY:

(i)	The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the International Developed Markets Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.70%	0.25%	0.31%	1.26%	(0.00)%	1.26%
Class A1 Shares	0.70%	0.25%	0.31%	1.26%	(0.00)%	1.26%
Class A2 Shares	0.70%	0.25%	0.31%	1.26%	(0.00)%	1.26%
Class A3 Shares	0.70%	0.25%	0.31%	1.26%	(0.00)%	1.26%
Class C Shares	0.70%	0.75%	0.56%	2.01%	(0.00)%	2.01%
Class C1 Shares	0.70%	1.00%	0.31%	2.01%	(0.00)%	2.01%
Class E Shares	0.70%	None	0.56%	1.26%	(0.00)%	1.26%
Class I Shares	0.70%	None	0.31%	1.01%	(0.04)%	0.97%
Class R6 Shares	0.70%	None	0.16%	0.86%	(0.02)%	0.84%
Class S Shares	0.70%	None	0.31%	1.01%	(0.04)%	0.97%
Class T Shares	0.70%	None	0.31%	1.01%	(0.14)%	0.87%
Class Y Shares	0.70%	None	0.11%	0.81%	(0.00)%	0.81%

#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.14% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$696	$951	$1,226	$2,009
Class A1 Shares	$375	$639	$924	$1,734
Class A2 Shares	$474	$735	$1,017	$1,819
Class A3 Shares	$424	$687	$970	$1,776
Class C Shares	$204	$630	$1,083	$2,337
Class C1 Shares	$304	$630	$1,083	$2,337
Class E Shares	$128	$399	$691	$1,522
Class I Shares	$99	$317	$554	$1,232
Class R6 Shares	$86	$272	$474	$1,058
Class S Shares	$99	$317	$554	$1,232
Class T Shares	$89	$307	$544	$1,223
Class Y Shares	$83	$258	$449	$1,001

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$204	$630	$1,083	$2,337

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018 February 28, 2019
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the Share Class listed below, you would pay the following if you did not redeem your Shares:
International Developed Markets Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[6]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[6]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.26%	[6]
1 Year	rr_ExpenseExampleYear01	$ 696
3 Years	rr_ExpenseExampleYear03	951
5 Years	rr_ExpenseExampleYear05	1,226
10 Years	rr_ExpenseExampleYear10	$ 2,009
International Developed Markets Fund | Class A1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[6]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[6]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.26%	[6]
1 Year	rr_ExpenseExampleYear01	$ 375
3 Years	rr_ExpenseExampleYear03	639
5 Years	rr_ExpenseExampleYear05	924
10 Years	rr_ExpenseExampleYear10	$ 1,734
International Developed Markets Fund | Class A2 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[6]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[6]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.26%	[6]
1 Year	rr_ExpenseExampleYear01	$ 474
3 Years	rr_ExpenseExampleYear03	735
5 Years	rr_ExpenseExampleYear05	1,017
10 Years	rr_ExpenseExampleYear10	$ 1,819
International Developed Markets Fund | Class A3 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[6]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[6]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.26%	[6]
1 Year	rr_ExpenseExampleYear01	$ 424
3 Years	rr_ExpenseExampleYear03	687
5 Years	rr_ExpenseExampleYear05	970
10 Years	rr_ExpenseExampleYear10	$ 1,776
International Developed Markets Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2],[6]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%	[6]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.01%	[6]
1 Year	rr_ExpenseExampleYear01	$ 204
3 Years	rr_ExpenseExampleYear03	630
5 Years	rr_ExpenseExampleYear05	1,083
10 Years	rr_ExpenseExampleYear10	$ 2,337
International Developed Markets Fund | Class C1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2],[6]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%	[6]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.01%	[6]
1 Year	rr_ExpenseExampleYear01	$ 304
3 Years	rr_ExpenseExampleYear03	630
5 Years	rr_ExpenseExampleYear05	1,083
10 Years	rr_ExpenseExampleYear10	2,337
1 Year	rr_ExpenseExampleNoRedemptionYear01	204
3 Years	rr_ExpenseExampleNoRedemptionYear03	630
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,337
International Developed Markets Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[6]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[6]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.26%	[6]
1 Year	rr_ExpenseExampleYear01	$ 128
3 Years	rr_ExpenseExampleYear03	399
5 Years	rr_ExpenseExampleYear05	691
10 Years	rr_ExpenseExampleYear10	$ 1,522
International Developed Markets Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[6]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[6]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[6]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.97%	[6]
1 Year	rr_ExpenseExampleYear01	$ 99
3 Years	rr_ExpenseExampleYear03	317
5 Years	rr_ExpenseExampleYear05	554
10 Years	rr_ExpenseExampleYear10	$ 1,232
International Developed Markets Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[6]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[6]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.84%	[6]
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	272
5 Years	rr_ExpenseExampleYear05	474
10 Years	rr_ExpenseExampleYear10	$ 1,058
International Developed Markets Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[6]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[6]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[6]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.97%	[6]
1 Year	rr_ExpenseExampleYear01	$ 99
3 Years	rr_ExpenseExampleYear03	317
5 Years	rr_ExpenseExampleYear05	554
10 Years	rr_ExpenseExampleYear10	$ 1,232
International Developed Markets Fund | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[6]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[6]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[6]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.87%	[6]
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	307
5 Years	rr_ExpenseExampleYear05	544
10 Years	rr_ExpenseExampleYear10	$ 1,223
International Developed Markets Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[6]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[6]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.81%	[6]
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	258
5 Years	rr_ExpenseExampleYear05	449
10 Years	rr_ExpenseExampleYear10	$ 1,001
Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 3, 2017 to

PROSPECTUS DATED MARCH 1, 2017

EMERGING MARKETS FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Emerging Markets Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	1.15%	0.25%	0.38%	1.78%	(0.06)%	1.72%
Class A1 Shares	1.15%	0.25%	0.38%	1.78%	(0.06)%	1.72%
Class A2 Shares	1.15%	0.25%	0.38%	1.78%	(0.06)%	1.72%
Class A3 Shares	1.15%	0.25%	0.38%	1.78%	(0.06)%	1.72%
Class C Shares	1.15%	0.75%	0.63%	2.53%	(0.06)%	2.47%
Class C1 Shares	1.15%	1.00%	0.38%	2.53%	(0.06)%	2.47%
Class E Shares	1.15%	None	0.63%	1.78%	(0.06)%	1.72%
Class R6 Shares	1.15%	None	0.23%	1.38%	(0.06)%	1.32%
Class S Shares	1.15%	None	0.38%	1.53%	(0.06)%	1.47%
Class T Shares	1.15%	None	0.38%	1.53%	(0.16)%	1.37%
Class Y Shares	1.15%	None	0.18%	1.33%	(0.04)%	1.29%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 1.109%. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.02% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E, Class R6 and Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.12% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to adjust for waivers that were implemented during the fiscal year ended October 31, 2016 but did not reflect a full year of waiver.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$740	$1,099	$1,481	$2,549
Class A1 Shares	$421	$792	$1,187	$2,292
Class A2 Shares	$519	$886	$1,278	$2,371
Class A3 Shares	$470	$839	$1,233	$2,332
Class C Shares	$251	$783	$1,342	$2,866
Class C1 Shares	$351	$783	$1,342	$2,866
Class E Shares	$175	$556	$961	$2,095
Class R6 Shares	$135	$433	$752	$1,658
Class S Shares	$150	$479	$831	$1,824
Class T Shares	$140	$469	$822	$1,815
Class Y Shares	$132	$419	$727	$1,603

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$251	$783	$1,342	$2,866

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018 February 28, 2019
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the Share Class listed below, you would pay the following if you did not redeem your Shares:
Emerging Markets Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[7]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[7]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[5],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[7]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[7]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.72%	[7]
1 Year	rr_ExpenseExampleYear01	$ 740
3 Years	rr_ExpenseExampleYear03	1,099
5 Years	rr_ExpenseExampleYear05	1,481
10 Years	rr_ExpenseExampleYear10	$ 2,549
Emerging Markets Fund | Class A1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[7]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[7]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[5],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[7]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[7]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.72%	[7]
1 Year	rr_ExpenseExampleYear01	$ 421
3 Years	rr_ExpenseExampleYear03	792
5 Years	rr_ExpenseExampleYear05	1,187
10 Years	rr_ExpenseExampleYear10	$ 2,292
Emerging Markets Fund | Class A2 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[7]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[7]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[5],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[7]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[7]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.72%	[7]
1 Year	rr_ExpenseExampleYear01	$ 519
3 Years	rr_ExpenseExampleYear03	886
5 Years	rr_ExpenseExampleYear05	1,278
10 Years	rr_ExpenseExampleYear10	$ 2,371
Emerging Markets Fund | Class A3 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[7]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[7]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[5],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[7]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[7]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.72%	[7]
1 Year	rr_ExpenseExampleYear01	$ 470
3 Years	rr_ExpenseExampleYear03	839
5 Years	rr_ExpenseExampleYear05	1,233
10 Years	rr_ExpenseExampleYear10	$ 2,332
Emerging Markets Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[7]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2],[7]
Other Expenses	rr_OtherExpensesOverAssets	0.63%	[5],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%	[7]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[7]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.47%	[7]
1 Year	rr_ExpenseExampleYear01	$ 251
3 Years	rr_ExpenseExampleYear03	783
5 Years	rr_ExpenseExampleYear05	1,342
10 Years	rr_ExpenseExampleYear10	$ 2,866
Emerging Markets Fund | Class C1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[7]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2],[7]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[5],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%	[7]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[7]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.47%	[7]
1 Year	rr_ExpenseExampleYear01	$ 351
3 Years	rr_ExpenseExampleYear03	783
5 Years	rr_ExpenseExampleYear05	1,342
10 Years	rr_ExpenseExampleYear10	2,866
1 Year	rr_ExpenseExampleNoRedemptionYear01	251
3 Years	rr_ExpenseExampleNoRedemptionYear03	783
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,342
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,866
Emerging Markets Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[7]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[7]
Other Expenses	rr_OtherExpensesOverAssets	0.63%	[5],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[7]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[7]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.72%	[7]
1 Year	rr_ExpenseExampleYear01	$ 175
3 Years	rr_ExpenseExampleYear03	556
5 Years	rr_ExpenseExampleYear05	961
10 Years	rr_ExpenseExampleYear10	$ 2,095
Emerging Markets Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[7]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[7]
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[5],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[7]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[7]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.32%	[7]
1 Year	rr_ExpenseExampleYear01	$ 135
3 Years	rr_ExpenseExampleYear03	433
5 Years	rr_ExpenseExampleYear05	752
10 Years	rr_ExpenseExampleYear10	$ 1,658
Emerging Markets Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[7]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[7]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[5],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%	[7]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[7]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.47%	[7]
1 Year	rr_ExpenseExampleYear01	$ 150
3 Years	rr_ExpenseExampleYear03	479
5 Years	rr_ExpenseExampleYear05	831
10 Years	rr_ExpenseExampleYear10	$ 1,824
Emerging Markets Fund | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[7]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[7]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[5],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%	[7]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[7]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.37%	[7]
1 Year	rr_ExpenseExampleYear01	$ 140
3 Years	rr_ExpenseExampleYear03	469
5 Years	rr_ExpenseExampleYear05	822
10 Years	rr_ExpenseExampleYear10	$ 1,815
Emerging Markets Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[7]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[7]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[5],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[7]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[7]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.29%	[7]
1 Year	rr_ExpenseExampleYear01	$ 132
3 Years	rr_ExpenseExampleYear03	419
5 Years	rr_ExpenseExampleYear05	727
10 Years	rr_ExpenseExampleYear10	$ 1,603
Tax-Managed U.S. Mid & Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 3, 2017 to

PROSPECTUS DATED MARCH 1, 2017

TAX-MANAGED U.S. MID & SMALL CAP FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Tax-Managed U.S. Mid & Small Cap Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.98%	0.25%	0.32%	1.55%	(0.02)%	1.53%
Class A1 Shares	0.98%	0.25%	0.32%	1.55%	(0.02)%	1.53%
Class A2 Shares	0.98%	0.25%	0.32%	1.55%	(0.02)%	1.53%
Class A3 Shares	0.98%	0.25%	0.32%	1.55%	(0.02)%	1.53%
Class C Shares	0.98%	0.75%	0.57%	2.30%	(0.05)%	2.25%
Class C1 Shares	0.98%	1.00%	0.32%	2.30%	(0.05)%	2.25%
Class E Shares	0.98%	None	0.57%	1.55%	(0.05)%	1.50%
Class S Shares	0.98%	None	0.32%	1.30%	(0.05)%	1.25%
Class T Shares	0.98%	None	0.32%	1.30%	(0.15)%	1.15%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of it advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.05% of its transfer agency fees for Class C, Class C1, Class E and Class S Shares, and 0.02% of its transfer agency fees for Class A, Class A1, Class A2, Class A3 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.15% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$722	$1,036	$1,372	$2,318
Class A1 Shares	$402	$727	$1,074	$2,053
Class A2 Shares	$501	$822	$1,166	$2,134
Class A3 Shares	$451	$774	$1,120	$2,093
Class C Shares	$229	$715	$1,228	$2,637
Class C1 Shares	$329	$715	$1,228	$2,637
Class E Shares	$153	$486	$842	$1,846
Class S Shares	$128	$409	$711	$1,569
Class T Shares	$118	$399	$701	$1,560

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$229	$715	$1,228	$2,637

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018 February 28, 2019
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the Share Class listed below, you would pay the following if you did not redeem your Shares:
Tax-Managed U.S. Mid & Small Cap Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[8]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[8]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.53%	[8]
1 Year	rr_ExpenseExampleYear01	$ 722
3 Years	rr_ExpenseExampleYear03	1,036
5 Years	rr_ExpenseExampleYear05	1,372
10 Years	rr_ExpenseExampleYear10	$ 2,318
Tax-Managed U.S. Mid & Small Cap Fund | Class A1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[8]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[8]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.53%	[8]
1 Year	rr_ExpenseExampleYear01	$ 402
3 Years	rr_ExpenseExampleYear03	727
5 Years	rr_ExpenseExampleYear05	1,074
10 Years	rr_ExpenseExampleYear10	$ 2,053
Tax-Managed U.S. Mid & Small Cap Fund | Class A2 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[8]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[8]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.53%	[8]
1 Year	rr_ExpenseExampleYear01	$ 501
3 Years	rr_ExpenseExampleYear03	822
5 Years	rr_ExpenseExampleYear05	1,166
10 Years	rr_ExpenseExampleYear10	$ 2,134
Tax-Managed U.S. Mid & Small Cap Fund | Class A3 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[8]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[8]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.53%	[8]
1 Year	rr_ExpenseExampleYear01	$ 451
3 Years	rr_ExpenseExampleYear03	774
5 Years	rr_ExpenseExampleYear05	1,120
10 Years	rr_ExpenseExampleYear10	$ 2,093
Tax-Managed U.S. Mid & Small Cap Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2],[8]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[5],[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%	[8]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.25%	[8]
1 Year	rr_ExpenseExampleYear01	$ 229
3 Years	rr_ExpenseExampleYear03	715
5 Years	rr_ExpenseExampleYear05	1,228
10 Years	rr_ExpenseExampleYear10	$ 2,637
Tax-Managed U.S. Mid & Small Cap Fund | Class C1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2],[8]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%	[8]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.25%	[8]
1 Year	rr_ExpenseExampleYear01	$ 329
3 Years	rr_ExpenseExampleYear03	715
5 Years	rr_ExpenseExampleYear05	1,228
10 Years	rr_ExpenseExampleYear10	2,637
1 Year	rr_ExpenseExampleNoRedemptionYear01	229
3 Years	rr_ExpenseExampleNoRedemptionYear03	715
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,228
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,637
Tax-Managed U.S. Mid & Small Cap Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[8]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[5],[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[8]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%	[8]
1 Year	rr_ExpenseExampleYear01	$ 153
3 Years	rr_ExpenseExampleYear03	486
5 Years	rr_ExpenseExampleYear05	842
10 Years	rr_ExpenseExampleYear10	$ 1,846
Tax-Managed U.S. Mid & Small Cap Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[8]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[8]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%	[8]
1 Year	rr_ExpenseExampleYear01	$ 128
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	711
10 Years	rr_ExpenseExampleYear10	$ 1,569
Tax-Managed U.S. Mid & Small Cap Fund | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[8]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[8]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.15%	[8]
1 Year	rr_ExpenseExampleYear01	$ 118
3 Years	rr_ExpenseExampleYear03	399
5 Years	rr_ExpenseExampleYear05	701
10 Years	rr_ExpenseExampleYear10	$ 1,560
Global Opportunistic Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 3, 2017 to

PROSPECTUS DATED MARCH 1, 2017

GLOBAL OPPORTUNISTIC CREDIT FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Global Opportunistic Credit Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	1.00%	0.25%	0.33%	1.58%	(0.44)%	1.14%
Class A1 Shares	1.00%	0.25%	0.33%	1.58%	(0.44)%	1.14%
Class A2 Shares	1.00%	0.25%	0.33%	1.58%	(0.44)%	1.14%
Class A3 Shares	1.00%	0.25%	0.33%	1.58%	(0.44)%	1.14%
Class C Shares	1.00%	0.75%	0.58%	2.33%	(0.44)%	1.89%
Class C1 Shares	1.00%	1.00%	0.33%	2.33%	(0.44)%	1.89%
Class E Shares	1.00%	None	0.58%	1.58%	(0.44)%	1.14%
Class R6 Shares	1.00%	None	0.18%	1.18%	(0.34)%	0.84%
Class S Shares	1.00%	None	0.33%	1.33%	(0.44)%	0.89%
Class T Shares	1.00%	None	0.33%	1.33%	(0.49)%	0.84%
Class Y Shares	1.00%	None	0.13%	1.13%	(0.32)%	0.81%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.676%. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.12% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E and Class S Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.17% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$487	$813	$1,163	$2,146
Class A1 Shares	$363	$694	$1,048	$2,044
Class A2 Shares	$462	$790	$1,140	$2,126
Class A3 Shares	$413	$742	$1,094	$2,085
Class C Shares	$192	$685	$1,205	$2,631
Class C1 Shares	$292	$685	$1,205	$2,631
Class E Shares	$116	$455	$818	$1,840
Class R6 Shares	$86	$341	$616	$1,401
Class S Shares	$91	$378	$686	$1,562
Class T Shares	$86	$373	$681	$1,558
Class Y Shares	$83	$327	$591	$1,345

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$192	$685	$1,205	$2,631

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018 February 28, 2019
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the Share Class listed below, you would pay the following if you did not redeem your Shares:
Global Opportunistic Credit Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[9]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[5],[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[9]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[9]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.14%	[9]
1 Year	rr_ExpenseExampleYear01	$ 487
3 Years	rr_ExpenseExampleYear03	813
5 Years	rr_ExpenseExampleYear05	1,163
10 Years	rr_ExpenseExampleYear10	$ 2,146
Global Opportunistic Credit Fund | Class A1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[9]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[5],[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[9]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[9]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.14%	[9]
1 Year	rr_ExpenseExampleYear01	$ 363
3 Years	rr_ExpenseExampleYear03	694
5 Years	rr_ExpenseExampleYear05	1,048
10 Years	rr_ExpenseExampleYear10	$ 2,044
Global Opportunistic Credit Fund | Class A2 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[9]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[5],[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[9]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[9]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.14%	[9]
1 Year	rr_ExpenseExampleYear01	$ 462
3 Years	rr_ExpenseExampleYear03	790
5 Years	rr_ExpenseExampleYear05	1,140
10 Years	rr_ExpenseExampleYear10	$ 2,126
Global Opportunistic Credit Fund | Class A3 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[9]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[5],[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[9]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[9]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.14%	[9]
1 Year	rr_ExpenseExampleYear01	$ 413
3 Years	rr_ExpenseExampleYear03	742
5 Years	rr_ExpenseExampleYear05	1,094
10 Years	rr_ExpenseExampleYear10	$ 2,085
Global Opportunistic Credit Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2],[9]
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[5],[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%	[9]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[9]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.89%	[9]
1 Year	rr_ExpenseExampleYear01	$ 192
3 Years	rr_ExpenseExampleYear03	685
5 Years	rr_ExpenseExampleYear05	1,205
10 Years	rr_ExpenseExampleYear10	$ 2,631
Global Opportunistic Credit Fund | Class C1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2],[9]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[5],[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%	[9]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[9]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.89%	[9]
1 Year	rr_ExpenseExampleYear01	$ 292
3 Years	rr_ExpenseExampleYear03	685
5 Years	rr_ExpenseExampleYear05	1,205
10 Years	rr_ExpenseExampleYear10	2,631
1 Year	rr_ExpenseExampleNoRedemptionYear01	192
3 Years	rr_ExpenseExampleNoRedemptionYear03	685
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,205
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,631
Global Opportunistic Credit Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[9]
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[5],[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[9]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[9]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.14%	[9]
1 Year	rr_ExpenseExampleYear01	$ 116
3 Years	rr_ExpenseExampleYear03	455
5 Years	rr_ExpenseExampleYear05	818
10 Years	rr_ExpenseExampleYear10	$ 1,840
Global Opportunistic Credit Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[9]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[5],[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[9]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[9]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.84%	[9]
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	341
5 Years	rr_ExpenseExampleYear05	616
10 Years	rr_ExpenseExampleYear10	$ 1,401
Global Opportunistic Credit Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[9]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[5],[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[9]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[9]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.89%	[9]
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	$ 1,562
Global Opportunistic Credit Fund | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[9]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[5],[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[9]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[9]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.84%	[9]
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	373
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	$ 1,558
Global Opportunistic Credit Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[9]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[5],[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[9]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[9]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.81%	[9]
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	327
5 Years	rr_ExpenseExampleYear05	591
10 Years	rr_ExpenseExampleYear10	$ 1,345
Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 3, 2017 to

PROSPECTUS DATED MARCH 1, 2017

STRATEGIC BOND FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Strategic Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.49%	0.25%	0.29%	1.03%	(0.06)%	0.97%
Class A1 Shares	0.49%	0.25%	0.29%	1.03%	(0.06)%	0.97%
Class A2 Shares	0.49%	0.25%	0.29%	1.03%	(0.06)%	0.97%
Class A3 Shares	0.49%	0.25%	0.29%	1.03%	(0.06)%	0.97%
Class C Shares	0.49%	0.75%	0.54%	1.78%	(0.06)%	1.72%
Class C1 Shares	0.49%	1.00%	0.29%	1.78%	(0.06)%	1.72%
Class E Shares	0.49%	None	0.54%	1.03%	(0.06)%	0.97%
Class I Shares	0.49%	None	0.29%	0.78%	(0.08)%	0.70%
Class R6 Shares	0.49%	None	0.14%	0.63%	(0.04)%	0.59%
Class S Shares	0.49%	None	0.29%	0.78%	(0.08)%	0.70%
Class T Shares	0.49%	None	0.29%	0.78%	(0.18)%	0.60%
Class Y Shares	0.49%	None	0.09%	0.58%	(0.02)%	0.56%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.466%. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.06% of its transfer agency fees for Class S and Class I Shares, 0.04% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1 and Class E Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.16% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$470	$684	$915	$1,579
Class A1 Shares	$346	$563	$797	$1,470
Class A2 Shares	$445	$660	$892	$1,557
Class A3 Shares	$396	$611	$845	$1,513
Class C Shares	$175	$554	$957	$2,087
Class C1 Shares	$275	$554	$957	$2,087
Class E Shares	$99	$321	$561	$1,251
Class I Shares	$71	$240	$424	$955
Class R6 Shares	$60	$197	$346	$779
Class S Shares	$71	$240	$424	$955
Class T Shares	$61	$230	$414	$946
Class Y Shares	$57	$183	$320	$721

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$175	$554	$977	$2,087

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018 February 28, 2019
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the Share Class listed below, you would pay the following if you did not redeem your Shares:
Strategic Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.49%	[10]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[10]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[5],[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[10]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[10]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.97%	[10]
1 Year	rr_ExpenseExampleYear01	$ 470
3 Years	rr_ExpenseExampleYear03	684
5 Years	rr_ExpenseExampleYear05	915
10 Years	rr_ExpenseExampleYear10	$ 1,579
Strategic Bond Fund | Class A1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.49%	[10]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[10]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[5],[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[10]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[10]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.97%	[10]
1 Year	rr_ExpenseExampleYear01	$ 346
3 Years	rr_ExpenseExampleYear03	563
5 Years	rr_ExpenseExampleYear05	797
10 Years	rr_ExpenseExampleYear10	$ 1,470
Strategic Bond Fund | Class A2 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.49%	[10]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[10]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[5],[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[10]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[10]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.97%	[10]
1 Year	rr_ExpenseExampleYear01	$ 445
3 Years	rr_ExpenseExampleYear03	660
5 Years	rr_ExpenseExampleYear05	892
10 Years	rr_ExpenseExampleYear10	$ 1,557
Strategic Bond Fund | Class A3 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.49%	[10]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[10]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[5],[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[10]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[10]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.97%	[10]
1 Year	rr_ExpenseExampleYear01	$ 396
3 Years	rr_ExpenseExampleYear03	611
5 Years	rr_ExpenseExampleYear05	845
10 Years	rr_ExpenseExampleYear10	$ 1,513
Strategic Bond Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.49%	[10]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2],[10]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[5],[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[10]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[10]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.72%	[10]
1 Year	rr_ExpenseExampleYear01	$ 175
3 Years	rr_ExpenseExampleYear03	554
5 Years	rr_ExpenseExampleYear05	957
10 Years	rr_ExpenseExampleYear10	$ 2,087
Strategic Bond Fund | Class C1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.49%	[10]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2],[10]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[5],[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[10]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[10]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.72%	[10]
1 Year	rr_ExpenseExampleYear01	$ 275
3 Years	rr_ExpenseExampleYear03	554
5 Years	rr_ExpenseExampleYear05	957
10 Years	rr_ExpenseExampleYear10	2,087
1 Year	rr_ExpenseExampleNoRedemptionYear01	175
3 Years	rr_ExpenseExampleNoRedemptionYear03	554
5 Years	rr_ExpenseExampleNoRedemptionYear05	977
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,087
Strategic Bond Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.49%	[10]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[10]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[5],[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[10]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[10]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.97%	[10]
1 Year	rr_ExpenseExampleYear01	$ 99
3 Years	rr_ExpenseExampleYear03	321
5 Years	rr_ExpenseExampleYear05	561
10 Years	rr_ExpenseExampleYear10	$ 1,251
Strategic Bond Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.49%	[10]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[10]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[5],[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[10]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[10]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.70%	[10]
1 Year	rr_ExpenseExampleYear01	$ 71
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	424
10 Years	rr_ExpenseExampleYear10	$ 955
Strategic Bond Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.49%	[10]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[10]
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[5],[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%	[10]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[10]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.59%	[10]
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	197
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	$ 779
Strategic Bond Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.49%	[10]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[10]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[5],[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[10]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[10]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.70%	[10]
1 Year	rr_ExpenseExampleYear01	$ 71
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	424
10 Years	rr_ExpenseExampleYear10	$ 955
Strategic Bond Fund | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.49%	[10]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[10]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[5],[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[10]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[10]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.60%	[10]
1 Year	rr_ExpenseExampleYear01	$ 61
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	414
10 Years	rr_ExpenseExampleYear10	$ 946
Strategic Bond Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.49%	[10]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[10]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[5],[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%	[10]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[10]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.56%	[10]
1 Year	rr_ExpenseExampleYear01	$ 57
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	320
10 Years	rr_ExpenseExampleYear10	$ 721
Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 3, 2017 to

PROSPECTUS DATED MARCH 1, 2017

INVESTMENT GRADE BOND FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Investment Grade Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.25%	0.25%	0.32%	0.82%	(0.00)%	0.82%
Class A1 Shares	0.25%	0.25%	0.32%	0.82%	(0.00)%	0.82%
Class A2 Shares	0.25%	0.25%	0.32%	0.82%	(0.00)%	0.82%
Class A3 Shares	0.25%	0.25%	0.32%	0.82%	(0.00)%	0.82%
Class C Shares	0.25%	0.75%	0.57%	1.57%	(0.00)%	1.57%
Class C1 Shares	0.25%	1.00%	0.32%	1.57%	(0.00)%	1.57%
Class E Shares	0.25%	None	0.57%	0.82%	(0.00)%	0.82%
Class I Shares	0.25%	None	0.32%	0.57%	(0.04)%	0.53%
Class R6 Shares	0.25%	None	0.17%	0.42%	(0.02)%	0.40%
Class S Shares	0.25%	None	0.32%	0.57%	(0.04)%	0.53%
Class T Shares	0.25%	None	0.32%	0.57%	(0.14)%	0.43%
Class Y Shares	0.25%	None	0.12%	0.37%	(0.00)%	0.37%

#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.14% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$455	$626	$811	$1,346
Class A1 Shares	$331	$504	$692	$1,234
Class A2 Shares	$430	$601	$787	$1,324
Class A3 Shares	$381	$553	$739	$1,279
Class C Shares	$159	$495	$853	$1,863
Class C1 Shares	$259	$495	$853	$1,863
Class E Shares	$83	$261	$453	$1,009
Class I Shares	$54	$177	$312	$705
Class R6 Shares	$41	$132	$231	$523
Class S Shares	$54	$177	$312	$705
Class T Shares	$44	$167	$302	$696
Class Y Shares	$37	$118	$206	$463

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$159	$495	$853	$1,863

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018 February 28, 2019
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the Share Class listed below, you would pay the following if you did not redeem your Shares:
Investment Grade Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[11]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[11]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[11]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[11]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%	[11]
1 Year	rr_ExpenseExampleYear01	$ 455
3 Years	rr_ExpenseExampleYear03	626
5 Years	rr_ExpenseExampleYear05	811
10 Years	rr_ExpenseExampleYear10	$ 1,346
Investment Grade Bond Fund | Class A1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[11]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[11]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[11]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[11]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%	[11]
1 Year	rr_ExpenseExampleYear01	$ 331
3 Years	rr_ExpenseExampleYear03	504
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	$ 1,234
Investment Grade Bond Fund | Class A2 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[11]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[11]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[11]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[11]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%	[11]
1 Year	rr_ExpenseExampleYear01	$ 430
3 Years	rr_ExpenseExampleYear03	601
5 Years	rr_ExpenseExampleYear05	787
10 Years	rr_ExpenseExampleYear10	$ 1,324
Investment Grade Bond Fund | Class A3 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[11]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[11]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[11]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[11]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%	[11]
1 Year	rr_ExpenseExampleYear01	$ 381
3 Years	rr_ExpenseExampleYear03	553
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	$ 1,279
Investment Grade Bond Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[11]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2],[11]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[5],[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[11]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[11]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.57%	[11]
1 Year	rr_ExpenseExampleYear01	$ 159
3 Years	rr_ExpenseExampleYear03	495
5 Years	rr_ExpenseExampleYear05	853
10 Years	rr_ExpenseExampleYear10	$ 1,863
Investment Grade Bond Fund | Class C1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[11]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2],[11]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[11]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[11]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.57%	[11]
1 Year	rr_ExpenseExampleYear01	$ 259
3 Years	rr_ExpenseExampleYear03	495
5 Years	rr_ExpenseExampleYear05	853
10 Years	rr_ExpenseExampleYear10	1,863
1 Year	rr_ExpenseExampleNoRedemptionYear01	159
3 Years	rr_ExpenseExampleNoRedemptionYear03	495
5 Years	rr_ExpenseExampleNoRedemptionYear05	853
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,863
Investment Grade Bond Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[11]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[11]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[5],[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[11]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[11]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%	[11]
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	261
5 Years	rr_ExpenseExampleYear05	453
10 Years	rr_ExpenseExampleYear10	$ 1,009
Investment Grade Bond Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[11]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[11]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%	[11]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[11]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.53%	[11]
1 Year	rr_ExpenseExampleYear01	$ 54
3 Years	rr_ExpenseExampleYear03	177
5 Years	rr_ExpenseExampleYear05	312
10 Years	rr_ExpenseExampleYear10	$ 705
Investment Grade Bond Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[11]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[11]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[5],[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%	[11]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[11]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.40%	[11]
1 Year	rr_ExpenseExampleYear01	$ 41
3 Years	rr_ExpenseExampleYear03	132
5 Years	rr_ExpenseExampleYear05	231
10 Years	rr_ExpenseExampleYear10	$ 523
Investment Grade Bond Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[11]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[11]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%	[11]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[11]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.53%	[11]
1 Year	rr_ExpenseExampleYear01	$ 54
3 Years	rr_ExpenseExampleYear03	177
5 Years	rr_ExpenseExampleYear05	312
10 Years	rr_ExpenseExampleYear10	$ 705
Investment Grade Bond Fund | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[11]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[11]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%	[11]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[11]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.43%	[11]
1 Year	rr_ExpenseExampleYear01	$ 44
3 Years	rr_ExpenseExampleYear03	167
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	$ 696
Investment Grade Bond Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[11]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[11]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[5],[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[11]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[11]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.37%	[11]
1 Year	rr_ExpenseExampleYear01	$ 37
3 Years	rr_ExpenseExampleYear03	118
5 Years	rr_ExpenseExampleYear05	206
10 Years	rr_ExpenseExampleYear10	$ 463
Short Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 3, 2017 to

PROSPECTUS DATED MARCH 1, 2017

SHORT DURATION BOND FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Short Duration Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.45%	0.25%	0.32%	1.02%	(0.20)%	0.82%
Class A1 Shares	0.45%	0.25%	0.32%	1.02%	(0.20)%	0.82%
Class A2 Shares	0.45%	0.25%	0.32%	1.02%	(0.20)%	0.82%
Class A3 Shares	0.45%	0.25%	0.32%	1.02%	(0.20)%	0.82%
Class C Shares	0.45%	0.75%	0.57%	1.77%	(0.20)%	1.57%
Class C1 Shares	0.45%	1.00%	0.32%	1.77%	(0.20)%	1.57%
Class E Shares	0.45%	None	0.57%	1.02%	(0.20)%	0.82%
Class R6 Shares	0.45%	None	0.17%	0.62%	(0.10)%	0.52%
Class S Shares	0.45%	None	0.32%	0.77%	(0.20)%	0.57%
Class T Shares	0.45%	None	0.32%	0.77%	(0.25)%	0.52%
Class Y Shares	0.45%	None	0.12%	0.57%	(0.08)%	0.49%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.368%. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.12% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E and Class S Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.17% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$456	$668	$898	$1,559
Class A1 Shares	$332	$547	$780	$1,449
Class A2 Shares	$431	$644	$875	$1,537
Class A3 Shares	$381	$596	$828	$1,493
Class C Shares	$160	$538	$941	$2,068
Class C1 Shares	$260	$538	$941	$2,068
Class E Shares	$84	$305	$544	$1,230
Class R6 Shares	$53	$189	$336	$765
Class S Shares	$58	$226	$408	$936
Class T Shares	$53	$221	$403	$931
Class Y Shares	$50	$175	$310	$706

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$160	$538	$941	$2,068

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018 February 28, 2019
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the Share Class listed below, you would pay the following if you did not redeem your Shares:
Short Duration Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[12]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[12]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[12]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[12]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%	[12]
1 Year	rr_ExpenseExampleYear01	$ 456
3 Years	rr_ExpenseExampleYear03	668
5 Years	rr_ExpenseExampleYear05	898
10 Years	rr_ExpenseExampleYear10	$ 1,559
Short Duration Bond Fund | Class A1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[12]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[12]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[12]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[12]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%	[12]
1 Year	rr_ExpenseExampleYear01	$ 332
3 Years	rr_ExpenseExampleYear03	547
5 Years	rr_ExpenseExampleYear05	780
10 Years	rr_ExpenseExampleYear10	$ 1,449
Short Duration Bond Fund | Class A2 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[12]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[12]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[12]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[12]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%	[12]
1 Year	rr_ExpenseExampleYear01	$ 431
3 Years	rr_ExpenseExampleYear03	644
5 Years	rr_ExpenseExampleYear05	875
10 Years	rr_ExpenseExampleYear10	$ 1,537
Short Duration Bond Fund | Class A3 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[12]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[12]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[12]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[12]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%	[12]
1 Year	rr_ExpenseExampleYear01	$ 381
3 Years	rr_ExpenseExampleYear03	596
5 Years	rr_ExpenseExampleYear05	828
10 Years	rr_ExpenseExampleYear10	$ 1,493
Short Duration Bond Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[12]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2],[12]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[5],[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%	[12]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[12]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.57%	[12]
1 Year	rr_ExpenseExampleYear01	$ 160
3 Years	rr_ExpenseExampleYear03	538
5 Years	rr_ExpenseExampleYear05	941
10 Years	rr_ExpenseExampleYear10	$ 2,068
Short Duration Bond Fund | Class C1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[12]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2],[12]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%	[12]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[12]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.57%	[12]
1 Year	rr_ExpenseExampleYear01	$ 260
3 Years	rr_ExpenseExampleYear03	538
5 Years	rr_ExpenseExampleYear05	941
10 Years	rr_ExpenseExampleYear10	2,068
1 Year	rr_ExpenseExampleNoRedemptionYear01	160
3 Years	rr_ExpenseExampleNoRedemptionYear03	538
5 Years	rr_ExpenseExampleNoRedemptionYear05	941
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,068
Short Duration Bond Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[12]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[12]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[5],[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[12]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[12]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%	[12]
1 Year	rr_ExpenseExampleYear01	$ 84
3 Years	rr_ExpenseExampleYear03	305
5 Years	rr_ExpenseExampleYear05	544
10 Years	rr_ExpenseExampleYear10	$ 1,230
Short Duration Bond Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[12]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[12]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[5],[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%	[12]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[12]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.52%	[12]
1 Year	rr_ExpenseExampleYear01	$ 53
3 Years	rr_ExpenseExampleYear03	189
5 Years	rr_ExpenseExampleYear05	336
10 Years	rr_ExpenseExampleYear10	$ 765
Short Duration Bond Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[12]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[12]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[12]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[12]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.57%	[12]
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	226
5 Years	rr_ExpenseExampleYear05	408
10 Years	rr_ExpenseExampleYear10	$ 936
Short Duration Bond Fund | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[12]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[12]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[12]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[12]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.52%	[12]
1 Year	rr_ExpenseExampleYear01	$ 53
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	403
10 Years	rr_ExpenseExampleYear10	$ 931
Short Duration Bond Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[12]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[12]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[5],[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%	[12]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[12]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.49%	[12]
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	175
5 Years	rr_ExpenseExampleYear05	310
10 Years	rr_ExpenseExampleYear10	$ 706
Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 3, 2017 to

PROSPECTUS DATED MARCH 1, 2017

TAX-EXEMPT BOND FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Tax-Exempt Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class A1 Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class A2 Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class A3 Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class C Shares	0.30%	0.75%	0.53%	1.58%	(0.06)%	1.52%
Class C1 Shares	0.30%	1.00%	0.28%	1.58%	(0.06)%	1.52%
Class E Shares	0.30%	None	0.53%	0.83%	(0.06)%	0.77%
Class S Shares	0.30%	None	0.28%	0.58%	(0.06)%	0.52%
Class T Shares	0.30%	None	0.28%	0.58%	(0.16)%	0.42%

#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.06% of its transfer agency fees for Class C, Class C1, Class E and Class S Shares, and 0.02% of its transfer agency fees for Class A, Class A1, Class A2 and Class A3 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.16% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$454	$627	$815	$1,358
Class A1 Shares	$330	$506	$696	$1,246
Class A2 Shares	$430	$603	$791	$1,335
Class A3 Shares	$380	$554	$744	$1,291
Class C Shares	$154	$492	$854	$1,871
Class C1 Shares	$254	$492	$854	$1,871
Class E Shares	$78	$258	$454	$1,017
Class S Shares	$53	$179	$317	$718
Class T Shares	$43	$169	$307	$708

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$154	$492	$854	$1,871

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018 February 28, 2019
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the Share Class listed below, you would pay the following if you did not redeem your Shares:
Tax-Exempt Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[13]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[13]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[5],[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[13]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[13]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.81%	[13]
1 Year	rr_ExpenseExampleYear01	$ 454
3 Years	rr_ExpenseExampleYear03	627
5 Years	rr_ExpenseExampleYear05	815
10 Years	rr_ExpenseExampleYear10	$ 1,358
Tax-Exempt Bond Fund | Class A1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[13]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[13]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[5],[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[13]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[13]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.81%	[13]
1 Year	rr_ExpenseExampleYear01	$ 330
3 Years	rr_ExpenseExampleYear03	506
5 Years	rr_ExpenseExampleYear05	696
10 Years	rr_ExpenseExampleYear10	$ 1,246
Tax-Exempt Bond Fund | Class A2 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[13]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[13]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[5],[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[13]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[13]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.81%	[13]
1 Year	rr_ExpenseExampleYear01	$ 430
3 Years	rr_ExpenseExampleYear03	603
5 Years	rr_ExpenseExampleYear05	791
10 Years	rr_ExpenseExampleYear10	$ 1,335
Tax-Exempt Bond Fund | Class A3 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[13]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[13]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[5],[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[13]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[13]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.81%	[13]
1 Year	rr_ExpenseExampleYear01	$ 380
3 Years	rr_ExpenseExampleYear03	554
5 Years	rr_ExpenseExampleYear05	744
10 Years	rr_ExpenseExampleYear10	$ 1,291
Tax-Exempt Bond Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[13]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2],[13]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[5],[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[13]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[13]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.52%	[13]
1 Year	rr_ExpenseExampleYear01	$ 154
3 Years	rr_ExpenseExampleYear03	492
5 Years	rr_ExpenseExampleYear05	854
10 Years	rr_ExpenseExampleYear10	$ 1,871
Tax-Exempt Bond Fund | Class C1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[13]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2],[13]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[5],[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[13]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[13]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.52%	[13]
1 Year	rr_ExpenseExampleYear01	$ 254
3 Years	rr_ExpenseExampleYear03	492
5 Years	rr_ExpenseExampleYear05	854
10 Years	rr_ExpenseExampleYear10	1,871
1 Year	rr_ExpenseExampleNoRedemptionYear01	154
3 Years	rr_ExpenseExampleNoRedemptionYear03	492
5 Years	rr_ExpenseExampleNoRedemptionYear05	854
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,871
Tax-Exempt Bond Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[13]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[13]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[5],[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[13]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[13]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.77%	[13]
1 Year	rr_ExpenseExampleYear01	$ 78
3 Years	rr_ExpenseExampleYear03	258
5 Years	rr_ExpenseExampleYear05	454
10 Years	rr_ExpenseExampleYear10	$ 1,017
Tax-Exempt Bond Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[13]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[13]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[5],[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%	[13]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[13]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.52%	[13]
1 Year	rr_ExpenseExampleYear01	$ 53
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	317
10 Years	rr_ExpenseExampleYear10	$ 718
Tax-Exempt Bond Fund | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[13]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[13]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[5],[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%	[13]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[13]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.42%	[13]
1 Year	rr_ExpenseExampleYear01	$ 43
3 Years	rr_ExpenseExampleYear03	169
5 Years	rr_ExpenseExampleYear05	307
10 Years	rr_ExpenseExampleYear10	$ 708
Commodity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 3, 2017 to

PROSPECTUS DATED MARCH 1, 2017

COMMODITY STRATEGIES FUND RISK/RETURN SUMMARY:

(i)	The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Commodity Strategies Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	1.25%	0.25%	0.32%	0.32%	2.14%	(0.70)%	1.44%
Class A1 Shares	1.25%	0.25%	0.32%	0.32%	2.14%	(0.70)%	1.44%
Class A2 Shares	1.25%	0.25%	0.32%	0.32%	2.14%	(0.70)%	1.44%
Class A3 Shares	1.25%	0.25%	0.32%	0.32%	2.14%	(0.70)%	1.44%
Class C Shares	1.25%	0.75%	0.57%	0.32%	2.89%	(0.70)%	2.19%
Class C1 Shares	1.25%	1.00%	0.32%	0.32%	2.89%	(0.70)%	2.19%
Class E Shares	1.25%	None	0.57%	0.32%	2.14%	(0.70)%	1.44%
Class R6 Shares	1.25%	None	0.17%	0.32%	1.74%	(0.71)%	1.03%
Class S Shares	1.25%	None	0.32%	0.32%	1.89%	(0.70)%	1.19%
Class T Shares	1.25%	None	0.32%	0.32%	1.89%	(0.80)%	1.09%
Class Y Shares	1.25%	None	0.12%	0.32%	1.69%	(0.69)%	1.00%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.8025%. This waiver may not be terminated during the relevant period except with Board approval.

A wholly-owned subsidiary of the Fund (the “Subsidiary”), organized as a company under the laws of the Cayman Islands, pays RIM an advisory fee and pays Russell Investments Fund Services, LLC (“RIFUS”) an administrative fee at the annual rates of up to 1.25% and 0.05%, respectively, of the Subsidiary’s net assets (collectively, the “Subsidiary Fees”). Pursuant to a contractual agreement with the Fund, RIM and RIFUS have agreed to permanently waive the portion of the advisory fees and the administrative fees paid by the Fund to RIM and RIFUS, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIM and RIFUS, if any. This waiver may not be terminated by RIM or RIFUS.

Until February 28, 2018, RIFUS has contractually agreed to waive 0.02% of its transfer agency fees for Class R6 Shares, and 0.01% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E and Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.11% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Acquired Fund Fees and Expenses” does not include direct costs associated with any over-the-counter derivatives that the Subsidiary invests in. Costs associated with such derivative instruments include any fee paid to the Subsidiary’s counterparty, which may include management fees and performance-based incentive fees, or any other fees and expenses associated with the investment in such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund.

“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund, including the Subsidiary and the U.S. Cash Management Fund, in which the Fund invests. The Fund’s proportionate share of these operating expenses is reflected under “Acquired Fund Fees and Expenses.”

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements and permanent fee waivers. The calculation of costs for the remaining periods takes such contractual fee waivers and/or reimbursements into account only for the first year of the periods and such permanent fee waivers for all periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$713	$1,143	$1,598	$2,855
Class A1 Shares	$393	$838	$1,309	$2,609
Class A2 Shares	$492	$932	$1,398	$2,684
Class A3 Shares	$442	$885	$1,353	$2,646
Class C Shares	$222	$829	$1,462	$3,166
Class C1 Shares	$322	$829	$1,462	$3,166
Class E Shares	$147	$603	$1,086	$2,419
Class R6 Shares	$105	$479	$878	$1,995
Class S Shares	$121	$526	$957	$2,156
Class T Shares	$111	$517	$948	$2,148
Class Y Shares	$102	$466	$854	$1,942

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$222	$829	$1,462	$3,166

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018 February 28, 2019
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund, including the Subsidiary and the U.S. Cash Management Fund, in which the Fund invests. The Fund’s proportionate share of these operating expenses is reflected under “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements and permanent fee waivers. The calculation of costs for the remaining periods takes such contractual fee waivers and/or reimbursements into account only for the first year of the periods and such permanent fee waivers for all periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the Share Class listed below, you would pay the following if you did not redeem your Shares:
Commodity Strategies Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[14]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[14]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[14]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%	[14]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[14]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.44%	[14]
1 Year	rr_ExpenseExampleYear01	$ 713
3 Years	rr_ExpenseExampleYear03	1,143
5 Years	rr_ExpenseExampleYear05	1,598
10 Years	rr_ExpenseExampleYear10	$ 2,855
Commodity Strategies Fund | Class A1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[14]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[14]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[14]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%	[14]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[14]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.44%	[14]
1 Year	rr_ExpenseExampleYear01	$ 393
3 Years	rr_ExpenseExampleYear03	838
5 Years	rr_ExpenseExampleYear05	1,309
10 Years	rr_ExpenseExampleYear10	$ 2,609
Commodity Strategies Fund | Class A2 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[14]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[14]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[14]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%	[14]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[14]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.44%	[14]
1 Year	rr_ExpenseExampleYear01	$ 492
3 Years	rr_ExpenseExampleYear03	932
5 Years	rr_ExpenseExampleYear05	1,398
10 Years	rr_ExpenseExampleYear10	$ 2,684
Commodity Strategies Fund | Class A3 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[14]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[14]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[14]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%	[14]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[14]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.44%	[14]
1 Year	rr_ExpenseExampleYear01	$ 442
3 Years	rr_ExpenseExampleYear03	885
5 Years	rr_ExpenseExampleYear05	1,353
10 Years	rr_ExpenseExampleYear10	$ 2,646
Commodity Strategies Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[14]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2],[14]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[5],[14]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.89%	[14]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[14]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.19%	[14]
1 Year	rr_ExpenseExampleYear01	$ 222
3 Years	rr_ExpenseExampleYear03	829
5 Years	rr_ExpenseExampleYear05	1,462
10 Years	rr_ExpenseExampleYear10	$ 3,166
Commodity Strategies Fund | Class C1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[14]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2],[14]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[14]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.89%	[14]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[14]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.19%	[14]
1 Year	rr_ExpenseExampleYear01	$ 322
3 Years	rr_ExpenseExampleYear03	829
5 Years	rr_ExpenseExampleYear05	1,462
10 Years	rr_ExpenseExampleYear10	3,166
1 Year	rr_ExpenseExampleNoRedemptionYear01	222
3 Years	rr_ExpenseExampleNoRedemptionYear03	829
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,462
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,166
Commodity Strategies Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[14]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[14]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[5],[14]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%	[14]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[14]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.44%	[14]
1 Year	rr_ExpenseExampleYear01	$ 147
3 Years	rr_ExpenseExampleYear03	603
5 Years	rr_ExpenseExampleYear05	1,086
10 Years	rr_ExpenseExampleYear10	$ 2,419
Commodity Strategies Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[14]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[14]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[5],[14]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[14]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[14]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.03%	[14]
1 Year	rr_ExpenseExampleYear01	$ 105
3 Years	rr_ExpenseExampleYear03	479
5 Years	rr_ExpenseExampleYear05	878
10 Years	rr_ExpenseExampleYear10	$ 1,995
Commodity Strategies Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[14]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[14]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[14]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%	[14]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[14]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.19%	[14]
1 Year	rr_ExpenseExampleYear01	$ 121
3 Years	rr_ExpenseExampleYear03	526
5 Years	rr_ExpenseExampleYear05	957
10 Years	rr_ExpenseExampleYear10	$ 2,156
Commodity Strategies Fund | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[14]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[14]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[5],[14]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%	[14]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[14]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.09%	[14]
1 Year	rr_ExpenseExampleYear01	$ 111
3 Years	rr_ExpenseExampleYear03	517
5 Years	rr_ExpenseExampleYear05	948
10 Years	rr_ExpenseExampleYear10	$ 2,148
Commodity Strategies Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[14]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[14]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[5],[14]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[14]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[14]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%	[14]
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	466
5 Years	rr_ExpenseExampleYear05	854
10 Years	rr_ExpenseExampleYear10	$ 1,942
Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 3, 2017 to

PROSPECTUS DATED MARCH 1, 2017

GLOBAL INFRASTRUCTURE FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Global Infrastructure Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	1.25%	0.25%	0.33%	1.83%	(0.37)%	1.46%
Class A1 Shares	1.25%	0.25%	0.33%	1.83%	(0.37)%	1.46%
Class A2 Shares	1.25%	0.25%	0.33%	1.83%	(0.37)%	1.46%
Class A3 Shares	1.25%	0.25%	0.33%	1.83%	(0.37)%	1.46%
Class C Shares	1.25%	0.75%	0.58%	2.58%	(0.37)%	2.21%
Class C1 Shares	1.25%	1.00%	0.33%	2.58%	(0.37)%	2.21%
Class E Shares	1.25%	None	0.58%	1.83%	(0.37)%	1.46%
Class R6 Shares	1.25%	None	0.18%	1.43%	(0.37)%	1.06%
Class S Shares	1.25%	None	0.33%	1.58%	(0.37)%	1.21%
Class T Shares	1.25%	None	0.33%	1.58%	(0.47)%	1.11%
Class Y Shares	1.25%	None	0.13%	1.38%	(0.35)%	1.03%

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.90%. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.02% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E, Class R6 and Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.12% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$715	$1,085	$1,478	$2,574
Class A1 Shares	$395	$777	$1,184	$2,318
Class A2 Shares	$494	$872	$1,274	$2,397
Class A3 Shares	$444	$824	$1,229	$2,358
Class C Shares	$224	$768	$1,339	$2,891
Class C1 Shares	$324	$768	$1,339	$2,891
Class E Shares	$149	$541	$958	$2,121
Class R6 Shares	$108	$417	$748	$1,685
Class S Shares	$124	$464	$827	$1,851
Class T Shares	$114	$454	$818	$1,842
Class Y Shares	$105	$404	$724	$1,631

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$224	$768	$1,339	$2,891

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018 February 28, 2019
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the Share Class listed below, you would pay the following if you did not redeem your Shares:
Global Infrastructure Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[15]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[15]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[5],[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[15]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[15]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.46%	[15]
1 Year	rr_ExpenseExampleYear01	$ 715
3 Years	rr_ExpenseExampleYear03	1,085
5 Years	rr_ExpenseExampleYear05	1,478
10 Years	rr_ExpenseExampleYear10	$ 2,574
Global Infrastructure Fund | Class A1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[15]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[15]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[5],[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[15]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[15]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.46%	[15]
1 Year	rr_ExpenseExampleYear01	$ 395
3 Years	rr_ExpenseExampleYear03	777
5 Years	rr_ExpenseExampleYear05	1,184
10 Years	rr_ExpenseExampleYear10	$ 2,318
Global Infrastructure Fund | Class A2 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[15]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[15]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[5],[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[15]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[15]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.46%	[15]
1 Year	rr_ExpenseExampleYear01	$ 494
3 Years	rr_ExpenseExampleYear03	872
5 Years	rr_ExpenseExampleYear05	1,274
10 Years	rr_ExpenseExampleYear10	$ 2,397
Global Infrastructure Fund | Class A3 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[15]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[15]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[5],[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[15]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[15]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.46%	[15]
1 Year	rr_ExpenseExampleYear01	$ 444
3 Years	rr_ExpenseExampleYear03	824
5 Years	rr_ExpenseExampleYear05	1,229
10 Years	rr_ExpenseExampleYear10	$ 2,358
Global Infrastructure Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[15]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2],[15]
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[5],[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%	[15]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[15]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.21%	[15]
1 Year	rr_ExpenseExampleYear01	$ 224
3 Years	rr_ExpenseExampleYear03	768
5 Years	rr_ExpenseExampleYear05	1,339
10 Years	rr_ExpenseExampleYear10	$ 2,891
Global Infrastructure Fund | Class C1 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[15]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2],[15]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[5],[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%	[15]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[15]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.21%	[15]
1 Year	rr_ExpenseExampleYear01	$ 324
3 Years	rr_ExpenseExampleYear03	768
5 Years	rr_ExpenseExampleYear05	1,339
10 Years	rr_ExpenseExampleYear10	2,891
1 Year	rr_ExpenseExampleNoRedemptionYear01	224
3 Years	rr_ExpenseExampleNoRedemptionYear03	768
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,339
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,891
Global Infrastructure Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[15]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[15]
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[5],[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[15]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[15]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.46%	[15]
1 Year	rr_ExpenseExampleYear01	$ 149
3 Years	rr_ExpenseExampleYear03	541
5 Years	rr_ExpenseExampleYear05	958
10 Years	rr_ExpenseExampleYear10	$ 2,121
Global Infrastructure Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[15]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[15]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[5],[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[15]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[15]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.06%	[15]
1 Year	rr_ExpenseExampleYear01	$ 108
3 Years	rr_ExpenseExampleYear03	417
5 Years	rr_ExpenseExampleYear05	748
10 Years	rr_ExpenseExampleYear10	$ 1,685
Global Infrastructure Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[15]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[15]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[5],[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[15]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[15]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.21%	[15]
1 Year	rr_ExpenseExampleYear01	$ 124
3 Years	rr_ExpenseExampleYear03	464
5 Years	rr_ExpenseExampleYear05	827
10 Years	rr_ExpenseExampleYear10	$ 1,851
Global Infrastructure Fund | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[15]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[15]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[5],[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[15]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[15]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.11%	[15]
1 Year	rr_ExpenseExampleYear01	$ 114
3 Years	rr_ExpenseExampleYear03	454
5 Years	rr_ExpenseExampleYear05	818
10 Years	rr_ExpenseExampleYear10	$ 1,842
Global Infrastructure Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[15]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[15]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[5],[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[15]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[15]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.03%	[15]
1 Year	rr_ExpenseExampleYear01	$ 105
3 Years	rr_ExpenseExampleYear03	404
5 Years	rr_ExpenseExampleYear05	724
10 Years	rr_ExpenseExampleYear10	$ 1,631

[1]	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent such direct Fund-level expenses exceed 0.59% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.02% of its transfer agency fees for Class A, A1, A2, A3, C, C1, E, R6 and S shares. These waivers may not be terminated during the relevant period except with Board approval. Until February 28, 2019, RIFUS has contractually agreed to waive 0.12% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval. “Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
[2]	(including shareholder services fees of 0.25% for Class C1 Shares)
[3]	(including shareholder services fees of 0.25% for Class C and Class E Shares and Dividend and Interest Expenses on Short Sales of 0.05%)
[4]	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval. Until February 28, 2019, RIFUS has contractually agreed to waive 0.14% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval. “Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
[5]	(including shareholder services fees of 0.25% for Class C and Class E Shares)
[6]	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval. Until February 28, 2019, RIFUS has contractually agreed to waive 0.14% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval. “Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
[7]	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 1.109%. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.02% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E, Class R6 and Class S Shares. These waivers may not be terminated during the relevant period except with Board approval. Until February 28, 2019, RIFUS has contractually agreed to waive 0.12% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval. “Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to adjust for waivers that were implemented during the fiscal year ended October 31, 2016 but did not reflect a full year of waiver. “Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
[8]	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of it advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.05% of its transfer agency fees for Class C, Class C1, Class E and Class S Shares, and 0.02% of its transfer agency fees for Class A, Class A1, Class A2, Class A3 Shares. These waivers may not be terminated during the relevant period except with Board approval. Until February 28, 2019, RIFUS has contractually agreed to waive 0.15% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.
[9]	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.676%. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.12% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E and Class S Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval. Until February 28, 2019, RIFUS has contractually agreed to waive 0.17% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval. “Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund. “Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
[10]	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.466%. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.06% of its transfer agency fees for Class S and Class I Shares, 0.04% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1 and Class E Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval. Until February 28, 2019, RIFUS has contractually agreed to waive 0.16% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval. “Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund. “Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
[11]	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval. Until February 28, 2019, RIFUS has contractually agreed to waive 0.14% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval. “Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund. “Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
[12]	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.368%. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.12% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E and Class S Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval. Until February 28, 2019, RIFUS has contractually agreed to waive 0.17% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval. “Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
[13]	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.06% of its transfer agency fees for Class C, Class C1, Class E and Class S Shares, and 0.02% of its transfer agency fees for Class A, Class A1, Class A2 and Class A3 Shares. These waivers may not be terminated during the relevant period except with Board approval. Until February 28, 2019, RIFUS has contractually agreed to waive 0.16% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval. “Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
[14]	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.8025%. This waiver may not be terminated during the relevant period except with Board approval. A wholly-owned subsidiary of the Fund (the “Subsidiary”), organized as a company under the laws of the Cayman Islands, pays RIM an advisory fee and pays Russell Investments Fund Services, LLC (“RIFUS”) an administrative fee at the annual rates of up to 1.25% and 0.05%, respectively, of the Subsidiary’s net assets (collectively, the “Subsidiary Fees”). Pursuant to a contractual agreement with the Fund, RIM and RIFUS have agreed to permanently waive the portion of the advisory fees and the administrative fees paid by the Fund to RIM and RIFUS, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIM and RIFUS, if any. This waiver may not be terminated by RIM or RIFUS. Until February 28, 2018, RIFUS has contractually agreed to waive 0.02% of its transfer agency fees for Class R6 Shares, and 0.01% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E and Class S Shares. These waivers may not be terminated during the relevant period except with Board approval. Until February 28, 2019, RIFUS has contractually agreed to waive 0.11% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval. “Acquired Fund Fees and Expenses” does not include direct costs associated with any over-the-counter derivatives that the Subsidiary invests in. Costs associated with such derivative instruments include any fee paid to the Subsidiary’s counterparty, which may include management fees and performance-based incentive fees, or any other fees and expenses associated with the investment in such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund, including the Subsidiary and the U.S. Cash Management Fund, in which the Fund invests. The Fund’s proportionate share of these operating expenses is reflected under “Acquired Fund Fees and Expenses.” “Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
[15]	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.90%. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.02% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E, Class R6 and Class S Shares. These waivers may not be terminated during the relevant period except with Board approval. Until February 28, 2019, RIFUS has contractually agreed to waive 0.12% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval. “Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.